Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Other Accounts Receivable [Abstract]
Schedule of other accounts receivable
	December 31,
	2020	2019
Government authorities	$212	$378
Accrued income-IIA	208	71
Consumables	442	306
Prepaid expenses and other	672	672
	$1,534	$1,427